SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - ANTIDILUTIVE SECURITIES EXCLUDED FROM EARNINGS PER SHARE (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Stock Options (in shares)	0.0	0.0	0.1